Securities (Tables)	6 Months Ended
Jun. 30, 2015
Investments debt and equity securities [Abstract]
Available-for-sale Securities [Table Text Block]
	1 year	1 to 5	5 to 10	After 10	Fair	Gross Unrealized		Amortized
(Dollars in thousands)	or less	years	years	years	Value	Gains	Losses	Cost
June 30, 2015
Agency obligations (a)	$5,007	26,033	14,870	14,309	60,219	509	869	$60,579
Agency RMBS (a)	—	1,994	15,340	104,779	122,113	1,156	995	121,952
State and political subdivisions	—	1,055	13,121	56,398	70,574	2,525	290	68,339
Total available-for-sale	$5,007	29,082	43,331	175,486	252,906	4,190	2,154	$250,870

December 31, 2014
Agency obligations (a)	$—	30,947	14,869	14,433	60,249	375	830	$60,704
Agency RMBS (a)	—	—	14,523	120,520	135,043	1,597	616	134,062
State and political subdivisions	—	502	15,520	56,289	72,311	3,379	34	68,966
Total available-for-sale	$—	31,449	44,912	191,242	267,603	5,351	1,480	$263,732
(a) Includes securities issued by U.S. government agencies or government sponsored entities.

Available-for-sale Securities, Continuous Unrealized Loss Position [Table Text Block]
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
June 30, 2015:
Agency obligations	$—	—	24,089	869	$24,089	869
Agency RMBS	28,866	558	19,464	437	48,330	995
State and political subdivisions	13,050	290	—	—	13,050	290
Total	$41,916	848	43,553	1,306	$85,469	2,154

December 31, 2014:
Agency obligations	$—	—	24,126	830	$24,126	830
Agency RMBS	9,078	22	42,744	594	51,822	616
State and political subdivisions	4,257	34	—	—	4,257	34
Total	$13,335	56	66,870	1,424	$80,205	1,480

Available For Sale Securiites Detail Of Other Than Temporary Impairment Losses [Table Text Block]
	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
Other-than-temporary impairment charges
Debt securities:
Agency RMBS	$—	$—	$—	$333
Total debt securities	—	—	—	333
Total other-than-temporary impairment charges	$—	$—	$—	$333
Other-than-temporary impairment on debt securities:
Recorded as part of gross realized losses:
Securities with intent to sell	—	—	—	333
Total other-than-temporary impairment on debt securities	$—	$—	$—	$333

Schedule of Realized Gain (Loss) [Table Text Block]
Realized Gains and Losses

	The following table presents the gross realized gains and losses on sales of securities.

	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
Gross realized gains	$—	$12	$3	$38
Realized gains, net	$—	$12	$3	$38